Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica High Yield Bond

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary

Prospectus and Statement of Additional Information

*     *     *

Class R, R4 and I3 shares of the fund are now available for purchase.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower returns. The table includes deduction of applicable sales charges.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds on March 24, 2017, and the fund is the accounting and performance survivor of the reorganizations. Transamerica Partners fund shareholders received Class R, Class R4 or Class I3 shares of the fund in the reorganizations.

The past performance shown below is for Class A shares. Class A shares are not offered in this prospectus. Although Class R, Class R4 and Class I3 shares would have similar annual returns as Class A shares because the classes are invested in the same portfolio of securities, the returns for Class R, Class R4 and Class I3 shares will differ from Class A shares to the extent that the classes have different expenses. Performance information for Class R, Class R4 and Class I3 shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)—Class A

	Quarter Ended	Return
Best Quarter:	06/30/2009	22.80%
Worst:	12/31/2008	-16.73%

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	5 Years	10 Years or Since Inception	Inception Date
Class A				06/14/1985
Return before taxes	8.73%	5.91%	6.38%
Return after taxes on distributions	6.19%	3.33%	3.70%
Return after taxes on distributions and sale of fund shares	4.86%	3.43%	3.78%
Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	17.13%	7.36%	7.55%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

*     *     *

Investors Should Retain this Supplement for Future Reference

March 24, 2017

Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica High Yield Bond

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary

Prospectus and Statement of Additional Information

*     *     *

Class R, R4 and I3 shares of the fund are now available for purchase.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower returns. The table includes deduction of applicable sales charges.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds on March 24, 2017, and the fund is the accounting and performance survivor of the reorganizations. Transamerica Partners fund shareholders received Class R, Class R4 or Class I3 shares of the fund in the reorganizations.

The past performance shown below is for Class A shares. Class A shares are not offered in this prospectus. Although Class R, Class R4 and Class I3 shares would have similar annual returns as Class A shares because the classes are invested in the same portfolio of securities, the returns for Class R, Class R4 and Class I3 shares will differ from Class A shares to the extent that the classes have different expenses. Performance information for Class R, Class R4 and Class I3 shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)—Class A

	Quarter Ended	Return
Best Quarter:	06/30/2009	22.80%
Worst:	12/31/2008	-16.73%

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	5 Years	10 Years or Since Inception	Inception Date
Class A				06/14/1985
Return before taxes	8.73%	5.91%	6.38%
Return after taxes on distributions	6.19%	3.33%	3.70%
Return after taxes on distributions and sale of fund shares	4.86%	3.43%	3.78%
Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	17.13%	7.36%	7.55%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

*     *     *

Investors Should Retain this Supplement for Future Reference

March 24, 2017

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower returns. The table includes deduction of applicable sales charges.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds on March 24, 2017, and the fund is the accounting and performance survivor of the reorganizations. Transamerica Partners fund shareholders received Class R, Class R4 or Class I3 shares of the fund in the reorganizations.

The past performance shown below is for Class A shares. Class A shares are not offered in this prospectus. Although Class R, Class R4 and Class I3 shares would have similar annual returns as Class A shares because the classes are invested in the same portfolio of securities, the returns for Class R, Class R4 and Class I3 shares will differ from Class A shares to the extent that the classes have different expenses. Performance information for Class R, Class R4 and Class I3 shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

		As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class R, Class R4 and Class I3 shares will be included in a future prospectus after the classes have been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31)—Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Return
Best Quarter:	06/30/2009	22.80%
Worst:	12/31/2008	-16.73%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The past performance shown below is for Class A shares. Class A shares are not offered in this prospectus. Although Class R, Class R4 and Class I3 shares would have similar annual returns as Class A shares because the classes are invested in the same portfolio of securities, the returns for Class R, Class R4 and Class I3 shares will differ from Class A shares to the extent that the classes have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Transamerica High Yield Bond | Class A
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	1.67%
2008	rr_AnnualReturn2008	(25.28%)
2009	rr_AnnualReturn2009	56.42%
2010	rr_AnnualReturn2010	12.81%
2011	rr_AnnualReturn2011	3.93%
2012	rr_AnnualReturn2012	16.99%
2013	rr_AnnualReturn2013	6.22%
2014	rr_AnnualReturn2014	3.43%
2015	rr_AnnualReturn2015	(4.66%)
2016	rr_AnnualReturn2016	14.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.73%)
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 1985
Transamerica High Yield Bond | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 1985
Transamerica High Yield Bond | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 1985
Transamerica High Yield Bond | Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.13%
5 Years	rr_AverageAnnualReturnYear05	7.36%
10 Years or Since Inception	rr_AverageAnnualReturnYear10	7.55%